Property and equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Additions			$ 39,180
Notes Issued			15,804
Depreciation	$ 8,573	$ 8,400	$ 13,538	$ 14,639